RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The total remuneration paid to the Atento Group's key management personnel
Total	$ 8,814	$ 6,426
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	8,489	6,137
Salaries	2,803	2,359
Key management personnel compensation, share-based payment	3,938	2,493
Variable remuneration	1,748	1,285
Payment in kind	325	289
Medical insurance	80	77
Life insurance premiums	72	64
Key Management Personnel Compensation Other Shortterm Employee Benefits	173	148
Total	$ 8,814	$ 6,426